Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Total warrant liabilities	$ 0	$ 1,874
MVS Warrants (previously SFTrust Warrants)
Class of Warrant or Right [Line Items]
Total warrant liabilities	0	915
SVS Warrants (previously RBC Warrants)
Class of Warrant or Right [Line Items]
Total warrant liabilities	$ 0	$ 959